Summary of principal accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Straight-line Method Over Estimated Useful Lives
Electronic and mining equipment	3-6 years
Furniture and fixtures	3-6 years
Vehicles	3 years

Summary on exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	June 30, 2024	December 31, 2023
RMB:USD	7.1268	7.0827
HKD:USD	7.8087	7.8157

Items in the statements of operations and comprehensive loss, and statements cash flows:

	June 30, 2024	June 30, 2023
RMB:USD	7.1162	6.9291
HKD:USD	7.8187	7.8392